EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan.

For all years presented, plan assets were primarily invested in publicly traded equity mutual funds and fixed income mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The Plan's asset allocation includes both equity and fixed income assets, with the aim to use the fixed income component to match the identified near and long-term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

Associates are eligible to request a lump sum distribution from the Company's pension plan at retirement or upon leaving the Company. As a result of lump sum distributions from the plan during 2013, First Financial was required to re-measure the plan's assets and liabilities and recognized pension settlement charges of $6.2 million. Consistent with FASB ASC Topic 715, Compensation - Retirement Benefits, pension settlement charges are an acceleration of previously deferred costs that would have been recognized in future periods and are triggered when lump sum distributions exceed an annual accounting threshold for the plan. The accounting threshold for lump sum distributions reset on January 1, 2014 and the annual accounting threshold was not exceeded during 2014 or 2015. Therefore, First Financial recognized no pension settlement charges for the years ended December 31, 2014 or 2015.

As a result of the plan’s updated actuarial projections for 2015, First Financial recorded income related to its pension plan of $1.0 million for 2015 and $1.1 million for 2014 compared to expense of $5.5 million for 2013. First Financial made no cash contributions to the pension plan in 2013, 2014 or 2015.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$59,780	$55,591
Service cost	4,807	4,119
Interest cost	2,120	2,388
Amendments	0	0
Actuarial gain (loss)	(1,017)	6,025
Benefits paid, excluding settlement	(5,026)	(8,343)
Settlements	0	0
Benefit obligation at end of year	60,664	59,780

Change in plan assets
Fair value of plan assets at beginning of year	133,326	131,647
Actual return on plan assets	(2,586)	10,022
Employer contribution	0	0
Benefits paid, excluding settlement	(5,026)	(8,343)
Settlements	0	0
Fair value of plan assets at end of year	125,714	133,326

Amounts recognized in the Consolidated Balance Sheets
Assets	65,050	73,546
Liabilities	0	0
Net amount recognized	$65,050	$73,546

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$40,770	$31,644
Net prior service cost	(2,747)	(3,159)
Deferred tax assets	(13,975)	(10,581)
Net amount recognized	$24,048	$17,904

Change in accumulated other comprehensive income (loss)	$6,144	$2,339

Accumulated benefit obligation	$60,040	$59,063

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2015	2014	2013
Service cost	$4,807	$4,119	$3,705
Interest cost	2,120	2,388	2,319
Expected return on assets	(9,444)	(9,055)	(8,988)
Amortization of prior service cost	(413)	(413)	(423)
Recognized net actuarial loss	1,888	1,824	2,709
Settlement charges	0	0	6,174
Net periodic benefit (income) cost	(1,042)	(1,137)	5,496

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	11,014	5,058	(17,178)
Prior service cost	0	0	124
Amortization of prior service cost	413	413	423
Amortization of gain	(1,888)	(1,824)	(2,709)
Settlement charges	0	0	(6,174)
Total recognized in accumulated other comprehensive income	9,539	3,647	(25,514)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$8,497	$2,510	$(20,018)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$1,642	$1,780	$1,926
Amortization of prior service credit	(413)	(413)	(413)

Weighted-average assumptions to determine
	December 31,
	2015	2014
Benefit obligations
Discount rate	4.05%	3.76%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.76%	4.62%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

The fair value of the plan assets as of December 31, 2015 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$181	$181	$0	$0
U. S. Government agencies	6,573	6,573	0	0
Fixed income mutual funds	63,885	63,885	0	0
Equity mutual funds	55,075	55,075	0	0
Total	$125,714	$125,714	$0	$0

The fair value of the plan assets as of December 31, 2014 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$172	$172	$0	$0
Fixed income mutual funds	49,938	49,938	0	0
Equity mutual funds	83,216	83,216	0	0
Total	$133,326	$133,326	$0	$0

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 19 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2016	$6,011
2017	3,815
2018	4,397
2019	4,499
2020	5,113
Thereafter	26,421

Effective January 1, 2014 all active plan participants immediately vest in their benefit, compared to the three year vesting period in effect as of December 31, 2013. Also beginning January 1, 2014, the Pension Plan no longer offers additional benefits for associates with compensation in excess of 50% of the Social Security wage base.

401(k) thrift plan. First Financial sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial contributions to the 401(k) plan are at the discretion of the board of directors and considers management's recommendation. First Financial measures the Company's performance compared to its identified peer group in determining whether to recommend a matching contribution, with the amount of the recommended matching contribution not to exceed 3% of the employee's annual earnings. Prior to January 1, 2014, First Financial contributed $1.00 for every $1.00 an employee contributed up to 3.00% of the employee's earnings and then contributed $0.50 for every $1.00 thereafter, up to a maximum First Financial total contribution of 4.00% of the employee's earnings. All First Financial matching contributions vest immediately. There were no matching contributions to the 401(k) plan during 2015 or 2014. First Financial contributed $2.4 million during 2013.

Bank-owned life insurance. First Financial purchases life insurance policies on the lives of certain employees and is the owner and beneficiary of the policies. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value, with changes recorded in other noninterest income in the Consolidated Statements of Income. The carrying value of bank-owned life insurance policies was $98.3 million and $93.0 million at December 31, 2015, and 2014, respectively.